Property, Plant & Equipment (Details Narrative) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Property, plant and equipment, net		$ 328,727	$ 419,307
Plant and equipment accumulated depreciation		32,522	104,689
Successor [Member]
Depreciation expense		$ 33,000	72,200
Predecessor [Member]
Depreciation expense	$ 17,300			$ 37,800
Hydraulic Fracturing Equipment [Member]
Property, plant and equipment, net			29,500
Plant and equipment accumulated depreciation			$ 5,200